CONSOLIDATED BALANCE SHEETS (UNAUDITED) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 38,061	$ 19,685
Accounts receivable, trade	521	534
Inventories	1,807	1,964
Prepaid expenses (of $700 and $485 as of June 30, 2014 and December 31, 2013, respectively) and other assets	1,100	797
Total current assets	41,489	22,980
FIXED ASSETS:
Vessels	272,699	284,108
Accumulated depreciation	(21,657)	(18,736)
Vessels' net book value	251,042	265,372
Property and equipment, net	281	321
Total fixed assets	251,323	265,693
OTHER NON-CURRENT ASSETS:
Restricted cash	9,870	9,870
Prepaid charter revenue	12,259	18,166
Total Assets	314,941	316,709
CURRENT LIABILITIES:
Accounts payable, trade and other	1,638	1,739
Due to related parties, current	221	170
Accrued liabilities	743	898
Deferred revenue, current	500	972
Total current liabilities	3,102	3,779
Long-term bank debt, net of unamortized deferred financing costs	98,199	98,102
Related party financing, non-current	50,547	50,233
Deferred revenue, non-current	0	50
Other liabilities, non-current	93	80
Commitments and contingencies	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 500,000,000 shares authorized; 36,505,605 and 35,051,567 issued and outstanding as at June 30, 2014 and December 31, 2013, respectively	365	350
Additional paid-in capital	280,989	276,236
Accumulated deficit	(118,354)	(112,121)
Total stockholders' equity	163,000	164,465
Total liabilities and stockholders' equity	$ 314,941	$ 316,709